Lehman Brothers Income Funds®

Neuberger Berman Core Bond Fund Neuberger Berman High Income Bond Fund Neuberger Berman Municipal Money Fund Neuberger Berman Municipal Intermediate Bond Fund	Neuberger Berman New York Municipal Money Fund Neuberger Berman Short Duration Bond Fund Neuberger Berman Strategic Income Fund

Supplement to the Prospectuses and Statements of Additional Information dated February 28, 2009, as supplemented or amended

Trust Name Change (all Funds)

Lehman Brothers Income Funds was renamed Neuberger Berman Income Funds, effective June 1, 2009. Accordingly, all references to Lehman Brothers Income Funds in the prospectuses and statements of additional information are deleted and replaced with references to Neuberger Berman Income Funds.

Sub-Adviser Name Change (all Funds)

Lehman Brothers Asset Management LLC was renamed Neuberger Berman Fixed Income LLC. Accordingly, all references to Lehman Brothers Asset Management LLC in the prospectuses and statements of additional information are deleted and replaced with references to Neuberger Berman Fixed Income LLC.

The date of this supplement is October 9, 2009 and it supersedes the supplement dated June 1, 2009.

Neuberger Berman Income Funds®

Supplement to the Prospectuses dated February 28, 2009 and May 15, 2009, as amended

Neuberger Berman Core Bond Fund
Neuberger Berman High Income Bond Fund
Neuberger Berman Strategic Income Fund

Class A and Class C

The first paragraph in the section entitled “Grandfathered Investors” in the Class A and Class C prospectuses for the Funds is deleted and replaced with the following paragraph:

“Grandfathered Investors” are investors in any fund in the Neuberger Berman family of funds who hold their shares directly with Neuberger Berman, who established accounts in Investor Class or Trust Class shares prior to March 1, 2008, and who have continuously maintained an account directly with Neuberger Berman since that date. Grandfathered Investors do not include any investment providers who have accounts with a fund nor shareholders who invest through such investment providers.

The date of this supplement is October 9, 2009 and it supersedes the supplement dated June 15, 2009.

NEUBERGER BERMAN
Neuberger Berman Management LLC

605 Third Avenue 2nd Floor
New York, NY 10158-0180

Shareholder Services
800.877.9700

Institutional Services

800.366.6264
www.nb.com

Neuberger Berman Income Funds®

Supplement to the Prospectus dated February 28, 2009, as supplemented

Neuberger Berman Strategic Income Fund

Trust Class

The second paragraph in the section entitled “Your Investment” is deleted.

Neuberger Berman Strategic Income Fund Trust Class Closed to New Investors

Only certain investors are allowed to purchase Trust Class shares of Neuberger Berman Strategic Income Fund, as follows:

•

Grandfathered Investors may purchase Trust Class shares of Neuberger Berman Strategic Income Fund. “Grandfathered Investors” are investors in any fund in the Neuberger Berman family of funds who hold their shares directly with Neuberger Berman, who established accounts in Investor Class or Trust Class shares prior to March 1, 2008, and who have continuously maintained an account directly with Neuberger Berman since that date. Grandfathered Investors do not include any investment providers who have accounts with a fund nor shareholders who invest through such investment providers.

•

Only investment providers who established accounts in Trust Class shares of Neuberger Berman Strategic Income Fund prior to March 1, 2008, and who have continuously maintained an account in Trust Class shares of the Fund, may continue to purchase Trust Class shares of the Fund. Self-directed retail shareholders who hold their shares through an investment provider’s account with Neuberger Berman must maintain such account in Trust Class shares of the Fund with the same investment provider to continue to purchase Trust Class shares of the Fund.

Shareholders who, by virtue of an investment made through an investment provider, are permitted to invest in a class that is generally closed to new investors may have to continue to participate in the same program of fees and services at that investment provider to maintain their ability to purchase that class. Please check with your investment provider for more information.

The date of this supplement is October 9, 2009 and it supersedes the supplement dated June 15, 2009.

NEUBERGER BERMAN
Neuberger Berman Management LLC

605 Third Avenue 2nd Floor
New York, NY 10158-0180

Shareholder Services
800.877.9700

Institutional Services

800.366.6264
www.nb.com

Neuberger Berman Income Funds®

Supplement to the Prospectus dated February 28, 2009, as supplemented

Investor Class

The second paragraph in the section entitled “Maintaining Your Account” under the subheading “When you buy shares” is deleted.

Neuberger Berman Core Bond Fund Investor Class and Neuberger Berman High Income Bond Fund Investor Class Closed to New Investors

Only certain investors are allowed to purchase Investor Class shares of Neuberger Berman Core Bond Fund and Neuberger Berman High Income Bond Fund, as follows:

•

Grandfathered Investors may purchase Investor Class shares of Neuberger Berman Core Bond Fund and Neuberger Berman High Income Bond Fund. “Grandfathered Investors” are investors in any fund in the Neuberger Berman family of funds who hold their shares directly with Neuberger Berman, who established accounts in Investor Class or Trust Class shares prior to March 1, 2008, and who have continuously maintained an account directly with Neuberger Berman since that date. Grandfathered Investors do not include any investment providers who have accounts with a fund nor shareholders who invest through such investment providers.

•

Only investors who hold their shares in an account directly with Neuberger Berman, who held Investor Class shares of Neuberger Berman High Income Bond Fund prior to June 15, 2009, and who have continuously maintained an account in Investor Class shares of the Fund, may continue to purchase Investor Class shares of the Fund. This does not include any investment providers who have accounts with the Fund nor shareholders who invest through such investment providers, who are addressed below.

•

Only investment providers who established accounts in Investor Class shares of Neuberger Berman Core Bond Fund prior to March 1, 2008, and who have continuously maintained an account in Investor Class shares of the Fund, may continue to purchase Investor Class shares of the Fund. Self-directed retail shareholders who hold their shares through an investment provider’s account with Neuberger Berman must maintain such account in Investor Class shares of the Fund with the same investment provider to continue to purchase Investor Class shares of the Fund.

•

Only investment providers who established accounts in Investor Class shares of Neuberger Berman High Income Bond Fund prior to June 15, 2009, and who have continuously maintained an account in Investor Class shares of the Fund, may continue to purchase Investor Class shares of the Fund. Self-directed retail shareholders who hold their shares through an investment provider’s account with

Neuberger Berman must maintain such account in Investor Class shares of the Fund with the same investment provider to continue to purchase Investor Class shares of the Fund.

Shareholders who, by virtue of an investment made through an investment provider, are permitted to invest in a class that is generally closed to new investors may have to continue to participate in the same program of fees and services at that investment provider to maintain their ability to purchase that class. Please check with your investment provider for more information.

The date of this supplement is October 9, 2009 and it supersedes the supplement dated June 15, 2009.

NEUBERGER BERMAN
Neuberger Berman Management LLC

605 Third Avenue 2nd Floor
New York, NY 10158-0180

Shareholder Services
800.877.9700

Institutional Services

800.366.6264

www.nb.com